GENERAL INFORMATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement of IFRS Compliance [Abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola European Partners plc (the Company or Parent Company) was created through the Merger on 28 May 2016 of the businesses of Coca-Cola Enterprises, Inc., (CCE), Coca-Cola Iberian Partners, S.A. (CCIP) and Coca-Cola Erfrischungsgetränke A.G (CCEG) (the Merger). As part of the Merger, in July 2016, the Company completed the acquisition of Vifilfell hf., the Coca-Cola bottler in Iceland.
The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Europe, selling, making and distributing an extensive range of ready-to-drink beverages. The Group is the world’s largest independent Coca-Cola bottler based on revenue, and serves a consumer population of over 300 million across Western Europe, including Andorra, Belgium, continental France, Germany, Great Britain, Iceland, Luxembourg, Monaco, the Netherlands, Norway, Portugal, Spain and Sweden. CCEP is a public limited company by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, Euronext London and the continuous market of the Spanish Stock Exchanges. The address of the Company’s registered office is Coca-Cola European Partners plc, Pemberton House, Bakers Road, Uxbridge, Middlesex UB8 1EZ, United Kingdom.
CCEP operates in the highly competitive beverage industry and faces strong competition from other general and speciality beverage companies. The Group’s financial results are affected by a number of factors, including, but not limited to, consumer preferences, costs to manufacture and distribute products, foreign currency exchange rates, general economic conditions, local and national laws and regulations, raw material availability and weather patterns.
The consolidated financial statements of the Group for the year ended 31 December 2017 were approved and signed by Damian Gammell, Chief Executive Officer on 15 March 2018 having been duly authorised to do so by the Board of Directors.
Basis of preparation
Upon the consummation of the Merger, the historical consolidated financial statements of CCE became CCEP’s historical financial statements as CCE was deemed to be the predecessor to CCEP (refer to Note 2 for further details). Therefore, the financial results presented herein for the years ended 31 December 2015 and for period to date through 27 May 2016 refer to CCE and its consolidated subsidiaries, and the periods subsequent to 28 May 2016 refer to the combined financial results of CCEP. CCE was previously incorporated in the United States of America (US), where it was domiciled. CCE’s main registered office was 2500 Windy Ridge Parkway, Atlanta, Georgia 30339, United States of America.
Additionally, these consolidated financial statements reflect the following:

•
They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006. There are no differences between IFRS as adopted by the European Union and IFRS as issued by the International Accounting Standards Board (IASB) that have an impact for the years presented.

•	They have been prepared under the historical cost convention, as modified by the valuation of derivative financial instruments and defined benefit pension plan assets which are measured at fair value.

•	They are presented in euros, which is also the Parent Company’s functional currency.

•
They have been prepared on a going concern basis. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Refer to the “Risk Management, Principal Risks & Viability Statement” section of this Annual Report for further details.

Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which effective control is transferred to the Group and cease to be consolidated from the date on which effective control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros, which is the presentation currency for the Group.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilized to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
Reporting periods
In these financial statements, the Group, as the successor to CCE, is reporting the financial results of CCE for the period 1 January 2015 to 27 May 2016 and the financial results for CCEP from 28 May 2016 to 31 December 2017.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
The following table summarises the number of selling days by quarter for the years ended 31 December 2017, 31 December 2016 and 31 December 2015 (based on a standard five-day selling week):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2017	65	65	65	65	260
2016	66	65	65	65	261
2015	67	65	65	64	261

Accounting policies
The accounting policies applied by the Group are included in the relevant notes herein and have been adopted consistently for the periods presented. Refer to Note 24 for additional significant accounting policies and recent accounting developments.
Significant judgements and estimates
The preparation of these financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods. The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below:
Deductions from revenue and sales incentives
The Group participates in various programmes and arrangements with customers designed to increase the sale of products. The costs of these programmes are recorded as a deduction from revenue. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed-upon sales levels or for participating in specific marketing programmes.
Under customer programmes and arrangements that require sales incentives to be paid in advance, the Group amortises the amount paid over the period of benefit or contractual sales volume. When incentives are paid in arrears, the Group accrues the estimated amount to be paid based upon historical customer experience, the programme’s contractual terms, expected customer performance and/or estimated sales volume. Due in part to the length of time necessary to obtain relevant data from the Group’s customers, actual amounts paid can differ from these estimates. Refer to Note 13 for further details about accruals for the Group’s customer marketing programmes.

Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences will impact the tax provision in the period in which such determination is made. These estimates are inherently judgemental and could change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax assets recoverability requires judgements to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 19 for further details regarding income taxes.
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with The Coca-Cola Company (TCCC). This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash-generating units (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s judgement in estimating the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Additionally, in connection with the Merger, the CGU goodwill allocation was primarily based upon management’s estimates of the synergy benefits expected to be realised for each CGU.
Refer to Note 5 for further details about the judgement regarding the lives of bottling agreements, as well as the key sources of estimation uncertainty used in the impairment analysis of goodwill and intangible assets with indefinite lives and the goodwill allocation to each CGU.
Restructuring
The Group holds provisions related to its ongoing restructuring programmes, some of which were in-flight at the time of the Merger and others that have been announced after the Merger. These provisions are predominantly made up of severance costs. While a detailed plan is in place for the respective events, the amount and timing of outflows is subject to estimation uncertainty. Estimates are based on management judgement and information available at the statement of financial position date. Actual outflows may not occur as anticipated, and estimates may prove to be incorrect, leading to further charges or releases of provisions as circumstances dictate. Refer to Note 16 and Note 21 for further details regarding restructuring provisions.
Business combinations
The determination of the fair values of the assets acquired and liabilities assumed in the Merger and the useful life of intangible assets and property, plant and equipment acquired was finalised during 2017. This exercise was a substantial undertaking, which required the use of various valuation techniques. Refer to Note 2 for further details regarding the Merger including the determination of final fair values for the acquired assets and liabilities assumed in the Merger.
Defined benefit plans
The determination of the pension and other post-retirement benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation, mortality rates and retirement patterns. Refer to Note 14 for further details about the Group’s defined benefit pension plan costs and obligations.